Annual Product Information Notice

Dated May 3, 2010

For

Hartford Life and Annuity The One® ProviderSM

Group Flexible Premium Variable Life Insurance Policy

We no longer file a fully updated prospectus and statement of additional information (“SAI) in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI we are providing you this Annual Product Information Notice.  This Notice updates certain information in the prospectuses and SAIs dated May 1, 2007 for the variable life insurance product listed above.  Please keep this Notice for future reference.

Important Financial Information

We provide information about our financial strength in reports filed with the SEC and state insurance departments.  For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC.  Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information.  Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2009.  The Company’s ability to honor death benefit guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account.  The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company’s financial statements and the Separate Account’s financial statements that are included with this Notice.  In addition, the Company’s most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, 100 Campus Drive, Suite 250, Florham Park, NJ 07932

1.     Fund Data

The following is a current list of the Investment Divisions and Portfolios included in this product:

Investment Division:	Purchases shares of:

JPMorgan Insurance Trust Core Bond Investment Division	Class 1 of JPMorgan Insurance Trust Core Bond Portfolio

JPMorgan Insurance Trust Intrepid Growth Investment Division	Class 1 of JPMorgan Insurance Trust Intrepid Growth Portfolio

JPMorgan Insurance Trust Equity Index Investment Division	Class 1 of JPMorgan Insurance Trust Equity Index Portfolio

JPMorgan Insurance Trust U.S. Equity Investment Division	Class 1 of JPMorgan Insurance Trust U.S. Equity Portfolio

JPMorgan Insurance Trust Mid Cap Growth Investment Division (formerly named “JPMorgan Insurance Trust Diversified Mid Cap Growth Investment Division”)	Class 1 of JPMorgan Insurance Trust Mid Cap Growth Portfolio (formerly named “JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio”)

JPMorgan Insurance Trust Intrepid Mid Cap Investment Division	Class 1 of JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

JPMorgan Insurance Trust Mid Cap Value Investment Division	Class 1 of JPMorgan Insurance Trust Mid Cap Value Portfolio

Fidelity VIP Equity-Income Investment Division	Service Class of the Equity-Income Portfolio of the Fidelity Variable Insurance Products

Fidelity VIP High Income Investment Division	Service Class of the High Income Portfolio of the Fidelity Variable Insurance Products

Fidelity VIP Money Market Investment Division	Initial Class of the Money Market Portfolio of the Fidelity Variable Insurance Products

Fidelity VIP Asset Manager Investment Division	Service Class of the Asset Manager SM Portfolio of the Fidelity Variable Insurance Products

Fidelity VIP Index 500 Investment Division	Initial Class of the Index 500 Portfolio of the Fidelity Variable Insurance Products

Fidelity VIP Growth Opportunities Investment Division	Service Class of the Growth Opportunities Portfolio of the Fidelity Variable Insurance Products

Putnam VT International Equity Investment Division	Class IB of the Putnam VT International Equity Fund of Putnam Variable Trust

Putnam VT Vista Investment Division	Class IB of the Putnam VT Vista Fund of Putnam Variable Trust

Putnam VT Voyager Investment Division	Class IB of the Putnam VT Voyager Fund of Putnam Variable Trust

The following amends the “Annual Fund Operating Expenses” section of the Fee Tables portion of your prospectus:

Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund’s prospectus.

The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2009:

	Minimum	Maximum

Total Annual Fund Operating Expenses (Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees and other expenses)	0.10%	1.08%

Refer to the updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.

2.     Fees We Receive from Funds and Related Parties

The following updates “The Funds” section of the About Us portion of your prospectus:

For the fiscal year ended December 31, 2009, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $598,386.63 (excluding indirect benefits received by offering HLS Funds as investment options).

3.     Legal Matters

The following amends the Legal Matters section of your prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.

Following the New York Attorney General’s filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, “Marsh”) in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act (“RICO”), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants.  The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants’ motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.

In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company (“Structured Settlements”). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers’ commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act (“RICO”) and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney’s fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs’ broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company’s petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company’s financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.

4.     Premiums

You may send premium payments to us by means of the following methods:

By Mail

You should send premium payments to the following address:

The Hartford

Attn: Client and Policy Operations

100 Campus Drive

Suite 250

Florham Park, NJ 07932

By Wire

You may also arrange to pay your premium by wire by calling 1-800-854-3384.

Additional Information and Contacting The Hartford

In addition to this Notice, you will continue to receive the Hartford Company and separate account financial statements and the updated underlying fund prospectuses.  You will also receive each underlying fund’s annual and semi-annual reports as well as policyholder reports.  If you have consented to electronic delivery of the prospectus information, you may find it on the Advantage.HartfordLifePrivatePlacement.com website; otherwise, for policy information, please contact our customer service representatives via telephone at 1-800-854-3384 or via mail at The Hartford, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.